Related-Party Disclosures (Tables)	12 Months Ended
Aug. 31, 2019
Related-Party Disclosures [Abstract]
Compensation of key management personnel
Compensation of key management personnel

	Years ended August 31,
	2019	2018	2017

Salaries and short-term employee benefits	$4,029	$3,985	$3,715
Stock-based compensation costs	1,175	1,047	775
	$5,204	$5,032	$4,490